Statement of changes in equity - CAD ($)	Issued capital	Contributed Surplus	Deficit	Total
Equity balance, Start of period at Jan. 31, 2016	$ 50,458,304	$ 14,978,925	$ (35,695,026)	$ 29,742,203
Number of shares outstanding, Start of period at Jan. 31, 2016	12,641,339
Private Placement	$ 581,000	0	0	581,000
Shares issued, Private Placement	581,000
Option based payments	$ 0	2,079,010	0	2,079,010
Net loss and comprehensive loss for the year	0	0	(2,438,331)	(2,438,331)
Equity balance, End of period at Jan. 31, 2017	$ 51,039,304	17,057,935	(38,133,357)	29,963,882
Number of shares outstanding, End of period at Jan. 31, 2017	13,222,339
Private Placement	$ 955,801	0	0	955,801
Shares issued, Private Placement	1,575,565
Option based payments	$ 0	66,419	0	66,419
Net loss and comprehensive loss for the year	0	0	(400,029)	(400,029)
Equity balance, End of period at Jan. 31, 2018	$ 51,995,105	17,124,354	(38,533,386)	30,586,073
Number of shares outstanding, End of period at Jan. 31, 2018	14,797,904
Option based payments	$ 0	75,426	0	75,426
Net loss and comprehensive loss for the year	0	0	(283,552)	(283,552)
Equity balance, End of period at Jan. 31, 2019	$ 52,068,605	17,199,780	(38,816,938)	30,451,447
Number of shares outstanding, End of period at Jan. 31, 2019	14,871,404
Warrants exercised, Value	$ 73,500	$ 0	$ 0	$ 73,500
Warrants exercised, Shares	73,500